Contributed Equity - Summary of Shares Issued (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Issued capital	$ 213,232,719	$ 195,352,543
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued	946,339,731
Issued capital	$ 18,705,697	$ 830,144
Number of exercise of options and warrants, shares (Shares issued during the year)		18,111,994
Issued Equity [member] | 0.01 Issue Price member]
Disclosure of classes of share capital [line items]
Shares issued under Securities Purchase Agreement	263,126,800
Shares issued under Securities Purchase Agreement	$ 0.01
Shares issued under Securities Purchase Agreement	$ 3,806,390
Issued Equity [member] | 0.03 Issue Price member]
Disclosure of classes of share capital [line items]
Number of performance right exercised	56,459,461
Issue price of performance rights exercised	$ 0.03
Performance rights exercised	$ 1,737,497
Issued Equity [member] | 0.021 Issue Price member]
Disclosure of classes of share capital [line items]
Shares issued under Securities Purchase Agreement	300,561,089
Share placement	326,192,381
Shares issued under Securities Purchase Agreement	$ 0.021
Share placement	$ 0.021
Shares issued under Securities Purchase Agreement	$ 6,311,770
Share placement	$ 6,850,040
Issued Equity [member] | 0.05 Issue Price [member]
Disclosure of classes of share capital [line items]
Number of performance right exercised		18,111,991
Performance rights exercised		$ 830,143
Issue price of performance right exercised		$ 0.05
Issued Equity [member] | 0.20 Issue Price [member]
Disclosure of classes of share capital [line items]
Number of options exercised		3
Issue price of options exercised		$ 0.20
Options exercised		$ 1